UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06692

Name of Fund: BlackRock MuniYield California Insured Fund, Inc. (MCA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock MuniYield
California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 08/01/2008 – 10/31/2008

Item 1 – Schedule of Investments

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

California - 115.4%	Alameda, California, GO, 5%, 8/01/33 (a)	$ 2,350	$ 2,127,243

	Anaheim, California, Union High School District, GO (Election of 2002),
	5%, 8/01/27 (a)	2,400	2,276,640

	Banning, California, Unified School District, GO (Election of 2006),
	Series B, 5.25%, 8/01/33 (b)	4,300	4,055,459

	Bay Area Government Association, California, Tax Allocation Revenue
	Refunding Bonds (California Redevelopment Agency Pool), Series A,
	6%, 12/15/24 (c)	255	255,615

	Brentwood, California, Infrastructure Refinancing Authority, Infrastructure
	Revenue Refunding Bonds, Series A, 5.20%, 9/02/29 (c)	3,980	3,743,429

	California Educational Facilities Authority Revenue Bonds (University of San
	Diego), Series A, 5.50%, 10/01/32	5,000	4,895,600

	California Educational Facilities Authority, Student Loan Revenue Bonds
	(CalEdge Loan Program), AMT, 5.55%, 4/01/28 (d)	7,355	6,273,080

	California Rural Home Mortgage Finance Authority, S/F Mortgage
	Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series A,
	6.35%, 12/01/29 (e)(f)(g)	235	238,979

	California Rural Home Mortgage Finance Authority, S/F Mortgage
	Revenue Bonds (Mortgage-Backed Securities Program), AMT, Series B,
	6.25%, 12/01/31 (e)(g)	100	101,606

	California State Department of Veteran Affairs, Home Purchase Revenue
	Refunding Bonds, Series A, 5.35%, 12/01/27 (d)	12,680	12,238,609

	California State, GO, 6.25%, 10/01/19 (a)	860	863,801

	California State, GO, Refunding, Veterans, AMT, Series B,
	5.70%, 12/01/32 (d)	19,865	17,678,261

	California State Public Works Board, Lease Revenue Bonds (Various
	University Projects), Series D, 5%, 5/01/26 (a)	6,010	5,655,711

	California Statewide Communities Development Authority, Health Facility
	Revenue Bonds (Memorial Health Services), Series A, 6%, 10/01/23	3,685	3,576,440

	California Statewide Communities Development Authority Revenue Bonds
	(Adventist), Series B, 5%, 3/01/37 (b)(h)	5,850	5,071,365

	California Statewide Communities Development Authority Revenue Bonds
	(Sutter Health), Series D, 5.05%, 8/15/38 (c)	7,925	7,065,613

	California Statewide Communities Development Authority, Revenue
	Refunding Bonds (Kaiser Permanente), Series A, 5%, 4/01/31	900	744,534

	Capistrano, California, Unified School District, Community Facility District,
	Special Tax Refunding Bonds, 5%, 9/01/29 (a)(i)	7,000	5,987,800

	Chabot-Las Positas, California, Community College District, GO (Election of
	2004), Series B, 5.17%, 8/01/26 (d)(j)	6,705	2,245,840

	Chino Valley, California, Unified School District, GO (Election of 2002),
	Series C, 5.25%, 8/01/30 (a)	3,000	2,879,550

	Chula Vista, California, Elementary School District, COP, 5%, 9/01/29 (a)	3,910	3,360,919

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	S/F	Single-Family
COP	Certificates of Participation	VRDN	Variable Rate Demand Notes
GO	General Obligation Bonds

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Coachella Valley, California, Unified School District, GO (Election of 2005),
Series A, 5%, 8/01/25 (a)(i)	$ 3,275	$ 3,059,570

Contra Costa, California, Water District, Water Revenue Refunding Bonds,
Series L, 5%, 10/01/32 (c)	4,135	3,840,836

Contra Costa, California, Water District, Water Revenue Refunding Bonds,
Series O, 5%, 10/01/24 (d)	1,735	1,694,002

Corona, California, COP (Clearwater Cogeneration Project),
5%, 9/01/28 (a)	6,000	5,208,840

Desert, California, Community College District, GO, Series C,
5%, 8/01/37 (c)	6,000	5,424,720

Desert Sands, California, Unified School District, COP (Financing Project),
5.75%, 3/01/24 (c)	1,000	1,020,170

East Bay, California, Municipal Utility District, Wastewater System Revenue
Refunding Bonds, Sub-Series A, 5%, 6/01/33 (d)	4,000	3,651,640

East Bay, California, Municipal Utility District, Wastewater System Revenue
Refunding Bonds, Sub-Series A, 5%, 6/01/37 (d)	1,485	1,337,213

East Bay Municipal Utility District, California, Water System Revenue
Bonds, Sub-Series A, 5%, 6/01/35 (a)	15,000	13,589,700

El Centro, California, Financing Authority, Water Revenue Bonds,
Series A, 5.25%, 10/01/35 (c)	1,100	1,019,425

Fremont, California, Unified School District, Alameda County, GO,
Series A, 5.50%, 8/01/26 (a)(i)	10,755	10,729,833

Fresno, California, Joint Powers Financing Authority, Lease Revenue Bonds,
Series A, 5.75%, 6/01/26 (c)	3,295	3,308,114

Fullerton, California, Public Financing Authority, Tax Allocation Revenue
Bonds, 5%, 9/01/27 (d)	6,930	6,218,705

Glendale, California, Electric Revenue Bonds, 5%, 2/01/32 (a)	4,390	4,033,488

Glendora, California, Unified School District, GO (Election of 2005),
Series A, 5%, 8/01/27 (a)	1,350	1,280,610

Glendora, California, Unified School District, GO (Election of 2005),
Series A, 5.25%, 8/01/30 (a)	2,700	2,591,595

Hanford, California, Joint Unified High School District, GO (Election of
2004), Series A, 4.75%, 8/01/29 (c)	5,710	5,099,030

Hemet, California, Unified School District, GO, Series B,
5.125%, 8/01/37 (b)	4,500	4,118,085

Hollister, California, Joint Powers Finance Authority, Wastewater
Revenue Refunding Bonds (Refining and Improvement Project),
Series 1, 5%, 6/01/32 (c)	5,000	4,471,500

Hollister, California, Joint Powers Finance Authority, Wastewater
Revenue Refunding Bonds (Refining and Improvement Project),
Series 1, 5%, 6/01/37 (c)	6,000	5,258,100

Imperial, California, Community College District, GO (Election of 2004),
5%, 8/01/29 (a)(i)	3,090	2,804,020

La Quinta, California, Financing Authority, Local Agency Revenue Bonds,
Series A, 5.25%, 9/01/24 (d)	2,500	2,452,425

Los Angeles, California, Unified School District, GO (Election of 2004),
Series C, 5%, 7/01/27 (i)	2,880	2,778,163

Los Angeles, California, Unified School District, GO (Election of 2004),
Series F, 5%, 7/01/30 (i)	5,000	4,573,050

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Los Angeles, California, Water and Power Revenue Bonds (Power System),
Sub-Series A-1, 5%, 7/01/37 (d)	$ 5,000	$ 4,380,900

Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition A,
First Tier Senior-Series A, 5%, 7/01/27 (d)	5,240	5,006,872

Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition A,
First Tier Senior-Series A, 5%, 7/01/35 (d)	6,500	5,871,385

Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN,
Second Senior Series A, 8%, 7/01/20 (a)(h)(k)	7,500	7,500,000

Los Angeles County, California, Public Works Financing Authority,
Lease Revenue Refunding Bonds (Master Refunding Project), Series A,
5%, 12/01/28 (a)	6,000	5,203,920

Los Rios, California, Community College District, GO (Election of 2002),
Series B, 5%, 8/01/27 (a)	3,000	2,845,800

Madera, California, Public Financing Authority, Water and Wastewater
Revenue Refunding Bonds, 5%, 3/01/36 (a)	2,010	1,788,176

Merced, California, Community College District, GO (School Facilities
District Number 1), 5%, 8/01/31 (a)	6,865	6,346,555

Metropolitan Water District of Southern California, Waterworks Revenue
Bonds, Series B-1, 5%, 10/01/33 (a)(i)	7,175	6,672,822

Murrieta Valley, California, Unified School District, Public Financing
Authority, Special Tax Revenue Bonds, Series A, 5.125%, 9/01/26 (b)	8,000	7,387,440

Napa, California, Water Revenue Bonds, 5%, 5/01/35 (d)	9,070	8,026,950

Natomas Unified School District, California, GO (Election of 2006),
5%, 8/01/28 (a)(i)	6,015	5,505,890

Oakland, California, Sewer Revenue Bonds, Series A, 5%, 6/15/29 (c)	4,270	3,983,398

Oxnard, California, Financing Authority, Wastewater Revenue Bonds
(Redwood Trunk Sewer and Headworks Projects), Series A,
5.25%, 6/01/34 (a)(i)	10,000	9,283,400

Oxnard, California, Unified High School District, GO, Refunding,
Series A, 6.20%, 8/01/30 (a)	9,645	9,679,336

Palm Springs, California, Financing Authority, Lease Revenue Refunding
Bonds (Convention Center Project), Series A, 5.50%, 11/01/35 (a)	1,275	1,223,133

Peralta, California, Community College District, GO (Election of 2007),
Series B, 5%, 8/01/37 (c)	6,695	6,053,083

Port of Oakland, California, Revenue Bonds, AMT, Series K,
5.75%, 11/01/16 (a)(i)	3,735	3,599,046

Port of Oakland, California, Revenue Bonds, AMT, Series K,
5.875%, 11/01/17 (a)(i)	2,745	2,636,325

Port of Oakland, California, Revenue Bonds, AMT, Series K,
5.75%, 11/01/29 (a)(i)	7,500	6,417,975

Port of Oakland, California, Revenue Refunding Bonds, AMT, Series L,
5.375%, 11/01/27 (a)(i)	19,040	15,789,682

Poway, California, Unified School District, School Facilities Improvement,
GO (Election of 2002), Series 1-B, 5%, 8/01/30 (c)	10,000	9,297,500

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Redlands, California, Unified School District, GO (Election of 2008),
5.25%, 7/01/33 (c)	$ 5,000	$ 4,716,150

Riverside, California, COP, 5%, 9/01/28 (d)	3,000	2,670,480

Riverside, California, Unified School District, GO (Election of 2001),
Series A, 5.25%, 2/01/23 (a)(i)	6,000	6,004,020

Riverside, California, Unified School District, GO (Election of 2001),
Series B, 5%, 8/01/30 (a)	7,515	6,987,071

Riverside, California, Unified School District, GO, Series C,
5%, 8/01/32 (b)	5,010	4,580,543

Sacramento, California, City Financing Authority, Capital Improvement
Revenue Bonds (Community Rein Capital Program), Series A,
5%, 12/01/36 (d)	3,000	2,566,080

Sacramento, California, City Financing Authority, Tax Allocation
Revenue Bonds (Merged Downtown and Oak Park Projects), Series A,
5.03%, 12/01/32 (a)(i)(j)	6,590	1,213,680

Sacramento, California, Municipal Utility District Financing Authority
Revenue Bonds (Consumers Project), 5%, 7/01/21 (a)	4,500	4,070,925

Saddleback Valley, California, Unified School District, GO, 5%, 8/01/29 (c)	2,565	2,431,543

San Bernardino, California, City Unified School District, GO, Series A,
5%, 8/01/28 (c)	5,000	4,752,700

San Bernardino County, California, S/F Home Mortgage Revenue Refunding
Bonds, AMT, Series A-1, 6.25%, 12/01/31 (e)(g)	155	157,482

San Diego, California, Redevelopment Agency, Subordinate Tax Allocation
Bonds (Centre City Redevelopment Project), Series A, 5.25%, 9/01/24 (d)	2,720	2,566,157

San Diego, California, Redevelopment Agency, Subordinate Tax Allocation
Bonds (Centre City Redevelopment Project), Series A, 5.25%, 9/01/25 (d)	2,860	2,677,561

San Diego, California, Unified Port District, Revenue Refunding Bonds,
AMT, Series A, 5.25%, 9/01/19 (a)	5,400	4,831,164

San Diego County, California, COP (Salk Institute for Bio Studies),
5.75%, 7/01/31 (a)	5,200	4,989,868

San Francisco, California, Bay Area Rapid Transit District, Sales Tax
Revenue Refunding Bonds, Series A, 5%, 7/01/34 (a)	10,500	9,507,855

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, Second Series,
6.75%, 5/01/19	4,420	4,475,913

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, Second Series,
Issue 34E, 5.75%, 5/01/24 (c)	5,000	4,466,600

San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, Second Series,
Issue 34E, 5.75%, 5/01/25 (c)	3,500	3,097,710

San Francisco, California, City and County Airport Commission,
International Airport, Special Facilities Lease Revenue Bonds
(SFO Fuel Company LLC), AMT, Series A, 6.10%, 1/01/20 (c)	1,000	951,730

San Francisco, California, City and County Airport Commission,
International Airport, Special Facilities Lease Revenue Bonds
(SFO Fuel Company LLC), AMT, Series A, 6.125%, 1/01/27 (c)	985	898,635

San Jose, California, Airport Revenue Bonds, Series D, 5%, 3/01/28 (a)	4,135	3,686,973

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

		Par
	Municipal Bonds	(000)	Value

	San Jose, California, Financing Authority, Lease Revenue Refunding Bonds
	(Civic Center Project), Series B, 5%, 6/01/32 (d)	$ 11,400	$ 10,330,338

	San Jose, California, GO (Libraries, Parks and Public Safety Projects),
	5%, 9/01/27 (a)	7,910	7,647,151

	San Jose, California, Redevelopment Agency, Tax Allocation Bonds
	(Housing Set-Aside Merged Area), AMT, Series E, 5.85%, 8/01/27 (a)	7,300	6,459,040

	San Juan, California, Unified School District, GO (Election of 2002),
	5%, 8/01/28 (a)	4,250	4,005,370

	San Mateo County, California, Transit District, Sales Tax Revenue
	Refunding Bonds, Series A, 5%, 6/01/29 (a)	4,350	4,053,374

	Santa Clara, California, Subordinated Electric Revenue Bonds, Series A,
	5%, 7/01/28 (a)	5,500	5,146,515

	Santa Rosa, California, High School District, GO (Election of 2002),
	5%, 8/01/28 (a)	2,500	2,350,350

	South Tahoe, California, Joint Powers Financing Authority, Revenue
	Refunding Bonds (South Tahoe Redevelopment Project Area Number 1),
	Series A, 5%, 10/01/29 (c)	1,645	1,514,683

	Stockton, California, Public Financing Authority, Water Revenue
	Bonds (Water System Capital Improvement Projects), Series A,
	5%, 10/01/31 (a)	2,600	2,384,200

	Turlock, California, Public Finance Authority, Sewer Revenue Bonds,
	Series A, 5%, 9/15/33 (a)(i)	3,000	2,693,070

	Vallecitos Water District and Wastewater Enterprise, California, COP,
	Refunding, Series A, 5%, 7/01/27 (c)	2,000	1,899,740

	Ventura County, California, Community College District, GO, Refunding,
	Series A, 5%, 8/01/27 (a)	3,395	3,228,170

	Vista, California, COP (Community Projects), 5%, 5/01/37 (a)	6,750	5,672,835

	Vista, California, Unified School District, GO, Series B, 5%, 8/01/28 (a)(j)	2,550	2,334,168

	West Contra Costa, California, Unified School District, GO (Election of
	2002), Series B, 5%, 8/01/32 (c)	6,690	6,116,533

	West Contra Costa, California, Unified School District, GO (Election of
	2005), Series B, 5.625%, 8/01/35 (l)	7,500	7,518,825

			481,053,718
Puerto Rico - 6.2%	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds,
	Series UU, 5%, 7/01/24 (c)	7,000	6,482,490

	Puerto Rico Municipal Finance Agency, GO, Series A, 5.75%, 8/01/12 (c)	19,000	19,408,690
			25,891,180

	Total Municipal Bonds - 121.6%		506,944,898
	Municipal Bonds Transferred to Tender Option Bond Trusts (m)

California - 37.1%	Alameda County, California, Joint Powers Authority, Lease Revenue
	Refunding Bonds, 5%, 12/01/34 (c)	2,960	2,658,465

	Anaheim, California, Public Financing Authority, Electric System
	Distribution Facilities Revenue Bonds, Series A, 5%, 10/01/31 (c)	3,568	3,246,231

	California State University, Systemwide Revenue Bonds, Series A, 5%,
	11/01/39 (c)	4,860	4,287,735

	Fremont, California, Unified School District, Alameda County, GO (Election
	of 2002), Series B, 5%, 8/01/30 (c)	5,997	5,611,380

	Lodi, California, Unified School District, GO (Election of 2002), 5%,
	8/01/29 (c)	10,260	9,653,121

BlackRock MuniYield California Insured Fund, Inc.
Schedule of Investments October 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Municipal Bonds Transferred to Tender Option Bond Trusts (m)	(000)	Value

Long Beach, California, Harbor Revenue Bonds, AMT, Series A, 5.375%,
5/15/24	$ 15,150	$ 13,835,283

Los Angeles, California, Community College District, GO (Election of 2003),
Series E, 5%, 8/01/31 (c)	7,497	6,958,288

Los Angeles, California, Community Redevelopment Agency, Community
Redevelopment Financing Authority Revenue Bonds (Bunker Hill Project),
Series A, 5%, 12/01/27 (c)	10,000	9,312,254

Los Angeles, California, Department of Water and Power, Power System
Revenue Refunding Bonds, Series A, Sub-Series A-2, 5%, 7/01/27 (a)	16,000	14,878,400

Los Angeles, California, Water and Power Revenue Bonds (Power System),
Sub-Series A-1, 5.125%, 7/01/31 (c)	5,007	4,575,833

Metropolitan Water District of Southern California, Waterworks Revenue
Bonds, Series A, 5%, 7/01/37	15,000	13,862,250

Palomar Pomerado Health Care District, California, GO (Election of 2004),
Series A, 5.125%, 8/01/37 (a)	9,300	8,671,506

Rancho, California, Water District Financing Authority, Revenue Refunding
Bonds, Series A, 5%, 8/01/34 (c)	9,278	8,480,365

San Diego County, California, Water Authority, Water Revenue Bonds, COP,
Series A, 5%, 5/01/30 (c)	7,350	6,776,847

San Diego County, California, Water Authority, Water Revenue Bonds, COP,
Series A, 5%, 5/01/31 (c)	10,000	9,142,300

San Diego County, California, Water Authority, Water Revenue Refunding
Bonds, COP, Series A, 5%, 5/01/33 (c)	8,510	7,749,546

San Francisco, California, Bay Area Rapid Transit District, Sales Tax
Revenue Refunding Bonds, Series A, 5%, 7/01/30 (a)	19,630	18,207,414

University of California Revenue Bonds, Series L, 5%, 5/15/40	7,398	6,584,346

Total Municipal Bonds Transferred to
Tender Option Bond Trusts - 37.1%		154,491,564

Total Long-Term Investments (Cost - $730,609,952) - 158.7%		661,436,462

Short-Term Securities	Shares

CMA California Municipal Money Fund, 1.02% (n)(o)	29,830,413	29,830,413

Total Short-Term Securities (Cost - $29,830,413) - 7.2%		29,830,413
Total Investments (Cost - $760,440,365*) - 165.9%		691,266,875
Other Assets Less Liabilities - 3.2%		13,300,692
Liability for Trust Certificates, Including
Interest Expense and Fees Payable - (22.9)%		(95,259,082)
Preferred Shares, at Redemption Value - (46.2)%	(192,636,275)
Net Assets Applicable to Common Shares - 100.0%	$ 416,672,210

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 664,929,641
Gross unrealized appreciation	$ 802,823
Gross unrealized depreciation	(68,167,162)
Net unrealized depreciation	$ (67,364,339)

BlackRock MuniYield California Insured Fund, Inc.

Schedule of Investments October 31, 2008 (Unaudited)

(a)	MBIA Insured.

(b)	Assured Guaranty Insured.

(c)	FSA Insured.

(d)	AMBAC Insured.

(e)	FNMA Collateralized.

(f)	FHLMC Collateralized.

(g)	GNMA Collateralized.

(h)	Variable rate security. Rate shown is as of report date. Maturity shown is the final maturity date.

(i)	FGIC Insured.

(j)	Represents a zero-coupon bond. Rate show is effective yield at the time of purchase.

(k)	Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security.

(l)	BHAC Insured.

(m)	Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA California Municipal Money Fund	29,624,160	$ 90,722

(o) Represents the current yield as of report date.

Effective August 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of October 31, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$ 29,830,413
Level 2	661,436,462
Level 3	-
Total	$ 691,266,875

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule
30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-
3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield California Insured Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock MuniYield California Insured Fund, Inc.

Date: December 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: December 19, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield California Insured Fund, Inc.

Date: December 19, 2008